Financial Instruments - Summary of Adjustments Related to Equity and Other Investments Without Readily Determinable Fair Values (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Unrealized gains	$ 0	$ 1,625	$ 0